UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22360

GLG Investment Series Trust

(Exact name of registrant as specified in charter)

HSBC Tower

452 Fifth Avenue

26th Floor

New York, NY 10018

(Address of principal executive offices) (Zip code)

Dahlila Crespo

GLG Inc.

HSBC Tower

452 Fifth Avenue

26th Floor

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-593-0323

Date of fiscal year end: May 31

Date of reporting period: May 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GLG INTERNATIONAL SMALL CAP FUND

Annual Report

May 31, 2012

An investment in the GLG International Small Cap Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GLG INTERNATIONAL SMALL CAP FUND

Shareholder Letter

Dear Shareholder:

Global equity markets were characterized by extremely high volatility during the twelve months ending May 31, 2012, reflecting dramatic political and policymaking uncertainty in Europe and mixed economic prospects and data points around the world. The European sovereign crisis took center stage in shaping investor sentiment and driving a process of allocating capital away from equities and into bonds.

Last summer’s concerns about Greece’s ability to obtain bailout funds raised fears of a possible contagion that would engulf Spain and Italy with potentially catastrophic consequences for the European banking system as a whole. Spanish and Italian bond yields acted as an unwilling barometer of investor fear. The debt ceiling debate in the U.S. and the placing of the nation’s debt on negative credit watch by one of the major rating agencies added to those fears. As if that were not enough, alarmist stories about an impending hard landing in China surfaced. The result was a dismal period for equity investors. Markets around the world dropped precipitously in August giving up the year’s gains and more. Unusually poor liquidity in equity markets had a negative effect on smaller capitalization companies.

Equity market volatility prevailed in the fourth quarter of 2011 mirroring the ups and downs of political news flow as well as poor economic data coming out of Europe. At the same time, although mostly ignored by equity investors, economies beyond Europe showed resilience. In particular, throughout the second part of the year, the U.S. economy was starting to show signs of stability. A number of leading economic indicators pointed to better conditions ahead all the while consumer confidence, housing, labor markets and auto and retail sales suggested the economy may be bottoming. In Asia, a mix of reasonable growth data, benign inflation and loosening financial conditions were also constructive. An important boost to investor confidence took place near the end of the year as, under the leadership of the European Central Bank (ECB) and its recently appointed President, European authorities implemented several important measures aimed at supporting the continent’s banking system. The ECB’s Long Term Refinancing Operations, or LTRO, was particularly impactful.

At December 31, 2011, equity investors had positioned portfolios to reflect their bearish sentiment. As political news flow and economic data became less negative, that sentiment started to turn. Perhaps more importantly equity markets ran as evidence that corporate earnings were coming through above expectations. Corporate earnings expectations had been slashed by sell-side analysts throughout the second half of 2011 reflecting to a great extent the extremely bearish scenarios of their own economic teams. Positive price action, largely supported by strong earnings and rebounding economic momentum continued through the first quarter of 2012.

By April, the rally ended as renewed concerns of a Greek default mounted. Fears of a forced disorderly exit of Greece from the European Union were exacerbated by instability in domestic Greek politics. Unpopular austerity measures imposed by the Greek government to meet financial targets imposed by the European Union and the International Monetary Fund weakened the ruling coalition and boosted the prospects of anti-austerity politicians. At the same time, the momentum of global economic data was showing signs of deceleration. Even though domestic Greek problems have subsided with a newly elected pro-Europe and pro-austerity coalition government, the lengthy European sovereign debt saga started to filter into the real economy and into corporate management decisions. Political and economical uncertainty crept from the front pages of newspapers into the boardrooms which, in turn, appeared to negatively impact corporate spending, hiring and capital decisions.

Daniel Geber,

Portfolio Manager

GLG INTERNATIONAL SMALL CAP FUND

Management Discussion of Fund Performance (unaudited)

The GLG International Small Cap Fund (the “Fund”) performance can be attributed to a combination of stock selection plus sector as well as country allocation decisions. In terms of stock selection, companies that contributed positively include a German auto supplier, a UK homebuilder, and a Japanese retailer. Companies that detracted include a German bank, a Finnish industrial company, and a French chemical company. On a sector basis, an underweight in Real Estate contributed while an overweight in Autos detracted. Geographically, an underweight in the UK contributed while an overweight in Germany detracted.

In the context of our investment strategy which combines a top-down, thematic approach with bottom-up stock analysis, our stock selection process very much reflects our top-down perspective. In economically sensitive areas, we have selected stocks that are geared to certain specific top-down themes such as material beneficiaries from increases in capital investment or beneficiaries from changes in competitive dislocations.

We continue to favor quality stocks, believing that over the medium to long term, good businesses do better than poor ones. In that context, we seek attributes such as good managements, sustainable competitive advantage, strong balance sheets, high earnings quality and pricing power. We also favor industry segments that benefit from favorable competitive dynamics.

Hypothetical growth of a $10,000 Investment (Since inception* through 5/31/12)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception date and it is not intended to imply future performance. The result is compared with a benchmark, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses which are deducted from fund returns.

All investments involve risks. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s investments in smaller company stocks and foreign securities involve special risks. Smaller company stocks have exhibited greater price volatility than larger company stocks, particularly over the short term. Foreign securities risks include currency fluctuations, and economic and political uncertainties. Refer to footnote 7 Investment Risks, for additional information regarding risks.

Fund Performance History

Total Returns as of May 31, 2012

	1 Year	Since Inception*
	Average Annual	Average Annual	Cumulative
GLG International Small Cap Fund (USD, Net)	-28.66%	-17.58	-24.88%
MSCI Small Cap EAFE (USD, TRN)	-19.72%	-7.95	-11.56%

*Fund	inception date: December 7, 2010.

Data from December 7, 2010 through May 31, 2012 inclusive of earnings reinvestment. The Benchmark includes the returns of the MSCI Small Cap EAFE (USD, TRN) Index. Past performance is not a reliable indication of future returns. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month-end, please call 877-593-0323.

MSCI Small Cap EAFE (Europe, Australasia, Far East) index is an unmanaged free float capitalization weighted index of equity securities in the developed markets, excluding the U.S. and Canada. Please not an investor cannot invest directly in an index. MSCI data source: Bloomberg

GLG International Small Cap Fund

Shareholder Expense Example (unaudited)

As a shareholder of GLG International Small Cap Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of your investment in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 12/1/11 to 05/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Annualized Expense Ratios for the Period 12/1/11 to 5/31/12	Expenses Paid During the Period 12/1/11 to 5/31/12†
Class I
Actual	$1,000.00	$946.15	3.12%	$15.18
Hypothetical (5% return before expenses)	$1,000.00	$1,009.40	3.12%	$15.67

†	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period). Assumes reinvestment of all dividends and capital gains distributions, if any.

GLG International Small Cap Fund

Portfolio Summary (unaudited)

May 31, 2012

Industry classifications were as follows:

Industry	Value	% of Net Assets
Capital Goods	$8,339,913	17.8%
Materials	6,432,958	13.7
Technology Hardware & Equipment	4,285,673	9.1
Energy	3,757,987	8.0
Consumer Durables & Apparel	3,000,295	6.4
Automobiles & Components	2,967,727	6.3
Retailing	2,679,586	5.7
Consumer Services	2,182,753	4.7
Semiconductors & Semiconductor Equipment	2,078,575	4.4
Media	1,627,453	3.5
Real Estate	1,423,814	3.0
Diversified Financials	1,283,352	2.8
Commercial & Professional Services	954,770	2.0

Industry	Value	% of Net Assets
Banks	$920,103	2.0%
Software & Services	865,979	1.9
Food, Beverage & Tobacco	531,412	1.1
Healthcare Equipment & Services	493,920	1.1
Investment Companies	359,275	0.8
Pharmaceuticals, Biotechnology & Life Sciences	329,999	0.7
Household & Personal Products	227,238	0.5
Insurance	90,340	0.2
Telecommunication Services	61,501	0.1

Total Investments	$44,894,623	95.8%
Other Assets in Excess of Liabilities	1,969,065	4.2

Net Assets	$46,863,688	100.0%

GLG INTERNATIONAL SMALL CAP FUND

Schedule of Investments

May 31, 2012

Description	Shares	Cost	Value
COMMON STOCKS—95.0%
Australia—5.4%
Alacer Gold Corp.*	16,739	$129,471	$97,670
Atlas Iron Ltd.	67,668	207,425	143,036
Boart Longyear Ltd.	134,668	483,702	418,464
Emeco Holdings Ltd.	200,806	211,819	187,781
Iluka Resources Ltd.	38,938	414,736	508,255
Mount Gibson Iron Ltd.	71,250	154,899	67,322
NRW Holdings Ltd.	110,156	383,641	358,391
OZ Minerals Ltd.	45,806	570,239	389,083
PanAust Ltd.*	57,804	211,168	161,037
Santos Ltd.	15,041	156,984	175,671

Total Australia		2,924,084	2,506,710
Austria—1.7%
Austriamicrosystems AG	11,268	847,752	788,824
Belgium—1.3%
Barco N.V.	6,903	502,408	381,371
Solvay SA	2,195	221,791	229,995

Total Belgium		724,199	611,366
Brazil—0.4%
Mills Estruturas e Servicos de Engenharia SA	15,226	204,618	186,395
Canada—1.0%
Lundin Mining Corp.*	102,511	537,077	394,973
Yamana Gold, Inc.	5,765	74,163	84,618

Total Canada		611,240	479,591
Denmark—1.6%
FLSmidth & Co. A/S	6,966	457,863	365,942
GN Store Nord A/S	20,778	224,309	243,233
Sydbank A/S*	8,982	237,050	147,070

Total Denmark		919,222	756,245
Finland—1.9%
Elisa Oyj	3,140	64,202	61,501
Metso Corp.	4,964	184,716	161,921
Nokian Renkaat Oyj	11,138	416,432	417,298
Pohjola Bank PLC, Class A	24,826	300,232	258,319

Total Finland		965,582	899,039
France—3.6%
Arkema	4,687	366,789	306,582
Club Mediterranee SA*	11,333	197,438	190,511
Ingenico	17,091	789,392	722,542
Remy Cointreau SA	3,545	295,795	351,945
SCOR SE	4,163	89,600	90,340
Valeo SA	68	4,391	2,874

Total France		1,743,405	1,664,794
Germany—10.6%
Aareal Bank AG*	5,137	90,505	76,191
Bertrandt AG	9,471	531,354	681,226

Description	Shares	Cost	Value
Dialog Semiconductor PLC*	32,697	$605,742	$631,720
Draegerwerk AG & Co. KGAA	1,737	193,183	177,946
Duerr AG	12,077	481,545	679,166
Fresenius SE & Co., KGaA	770	72,761	72,741
Gildemeister AG	16,952	313,857	280,147
Grammer AG	11,534	271,708	195,530
Infineon Technologies AG	48,485	421,025	382,974
KUKA AG*	21,825	431,601	477,666
Lanxess AG	3,720	293,553	246,504
Leoni AG	85	3,609	3,475
SAF-Holland SA*	96,625	669,653	537,649
Stada Arzneimittel AG	11,606	378,459	329,999
Wirecard AG	11,995	231,358	216,842

Total Germany		4,989,913	4,989,776
Hong Kong—6.9%
Emperor International Holdings Ltd.	843,269	185,657	140,155
Emperor Watch & Jewellery Ltd.	5,362,632	792,205	628,740
Melco Crown Entertainment Ltd. ADR*	58,240	716,926	684,320
Melco International Development Ltd.*	574,835	333,257	480,662
Oriental Watch Holdings Ltd.	835,846	422,506	258,457
Prince Frog International Holdings Ltd.	489,922	213,767	227,238
Sands China Ltd.	179,876	721,025	614,144
SJM Holdings Ltd.	120,037	185,610	213,116

Total Hong Kong		3,570,953	3,246,832
Ireland—0.8%
Kenmare Resources PLC*	517,155	480,853	358,665
Italy—4.4%
Azimut Holding SpA	58,466	534,194	541,479
Banca Generali SpA	7,222	86,231	67,868
Banca Popolare di Milano Scarl*	245,353	157,134	93,138
Banco Popolare Societa Cooperativa*	27,536	49,903	30,558
Brembo SpA	66,459	781,203	694,807
Credito Emiliano SpA	56,742	291,527	170,493
Salvatore Ferragamo Italia SpA	15,064	264,123	308,273
Tod’s SpA	788	68,707	77,560
Unione di Banche Italiane ScpA	21,345	96,247	59,121

Total Italy		2,329,269	2,043,297
Japan—28.5%
Advance Residence Investment	104	207,181	191,914
Air Water, Inc.	59,610	715,958	688,451
Amada Co., Ltd.	55,269	417,816	320,216
Anritsu Corp.	75,602	638,551	813,329
Asahi Kasei Corp.	96,977	604,542	524,735
Asatsu-Dk, Inc.	5,700	166,184	152,757
Clarion Co. Ltd.*	133,300	304,388	302,800

See notes to financial statements.

GLG INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

May 31, 2012

Description	Shares	Cost	Value
CyberAgent, Inc.	114	$422,573	$240,046
Daito Trust Construction Co., Ltd.	6,438	563,505	566,899
Daiwa House Industry Co., Ltd.	22,142	284,346	282,568
DeNA Co., Ltd.	10,532	538,876	219,887
Digital Garage, Inc.*	154	547,294	302,065
Don Quijote Co., Ltd.	13,676	443,542	491,121
Fuji Heavy Industries Ltd.	92,737	587,422	714,818
Fuji Media Holdings, Inc.	195	325,100	311,064
H2O Retailing Corp.	84,900	701,428	717,251
Hino Motors Ltd.	45,500	323,556	302,520
Hulic Co., Ltd.	19,412	162,476	242,278
INPEX Corp.	28	188,615	161,868
Japan Petroleum Exploration Co., Ltd.	8,138	385,361	315,197
Komeri Co., Ltd.	7,760	242,760	203,705
Kuraray Co., Ltd.	25,092	356,214	319,574
Modec, Inc.	29,700	613,181	515,088
Nabtesco Corp.	26,656	537,147	597,345
Nippo Corp.	19,000	205,511	177,974
Nippon Television Network Corp.	2,120	337,270	306,529
Okuma Corp.	87,666	682,607	577,280
Omron Corp.	22,766	564,457	451,195
Pioneer Corp.*	37,300	191,631	141,374
SMC Corp.	1,562	254,652	256,745
Sumitomo Bakelite Co., Ltd.	16,412	99,090	81,893
Sumitomo Forestry Co. Ltd.	18,100	164,144	150,371
Sumitomo Rubber Industries Ltd.	22,212	242,972	269,288
THK Co., Ltd.	23,314	506,202	441,824
Toyo Suisan Kaisha Ltd.	7,014	189,732	179,468
United Arrows Ltd.	15,267	319,046	380,311
Zeon Corp.	56,287	469,815	432,424

Total Japan		14,505,145	13,344,172
Netherlands—2.3%
Aalberts Industries NV	5,832	114,575	93,891
ASM International NV	8,089	302,740	275,058
Gemalto NV	11,403	743,640	726,285

Total Netherlands		1,160,955	1,095,234
Norway—3.8%
Aker Solutions ASA	37,828	561,319	497,370
Atea ASA	13,467	160,942	127,184
Det Norske Oljeselskap ASA*	16,833	142,051	220,223
Fred Olsen Energy ASA	4,646	188,367	141,472
Kvaerner ASA	157,908	405,489	330,541
North Atlantic Drilling Ltd.	65,493	118,315	104,962
Sevan Drilling AS*	156,692	195,989	142,729
TGS Nopec Geophysical Co., ASA	9,241	262,037	229,706

Total Norway		2,034,509	1,794,187
Sweden—3.4%
Concentric AB	16,658	153,302	127,265
Haldex AB	50,257	335,595	233,834

Description	Shares	Cost	Value
Lundin Petroleum AB*	29,977	$337,485	$528,193
Skandinaviska Enskilda Banken AB	55,017	412,717	304,451
Swedbank AB, Class A	2,751	42,544	39,081
Trelleborg AB, Class B	38,828	426,898	378,419
Volvo AB, Class B	267	3,681	2,997

Total Sweden		1,712,222	1,614,240
Switzerland—0.7%
Clariant AG*	4,549	64,315	46,340
Gategroup Holding AG*	10,912	364,096	273,544

Total Switzerland		428,411	319,884
United Kingdom—16.4%
Aberdeen Asset Management PLC	64,014	262,899	239,738
Aegis Group PLC	246,538	541,162	617,057
African Minerals Ltd.*	49,855	360,854	288,135
Ashtead Group PLC	175,140	687,393	621,634
AZ Electronic Materials SA	136,026	583,477	627,458
Barratt Developments PLC*	369,989	527,852	683,697
Bovis Homes Group PLC	5,376	34,417	34,302
BowLeven PLC*	182,396	374,065	172,881
Burberry Group PLC	116	2,060	2,444
Croda International PLC	12,320	437,872	424,559
Enquest PLC*	118,602	262,675	222,087
Fenner PLC	53,887	276,586	313,182
Hargreaves Lansdown PLC	23,513	173,392	173,978
IMI PLC	18,252	230,925	248,948
Johnson Matthey PLC	348	10,941	11,649
Melrose PLC	28,541	159,452	186,813
Persimmon PLC	79,431	597,909	695,335
Schroders PLC	107	2,671	1,969
Spectris PLC	23,058	461,162	570,720
Spirent Communications PLC	251,838	561,686	620,231
Taylor Wimpey PLC	919,099	534,706	604,139
Wolseley PLC	10,084	262,271	343,153

Total United Kingdom		7,346,427	7,704,109
United States—0.3%
Wabco Holdings, Inc.*	2,550	155,732	131,988
TOTAL COMMON STOCKS		$47,654,491	$44,535,348
INVESTMENT COMPANY—0.8%
Japan—0.8%
Nomura Topix Banks Exchange Traded Fund	270,700	414,043	359,275
TOTAL INVESTMENTS—95.8%		$48,068,534	$44,894,623
Other Assets in Excess of Liabilities—4.2%			1,969,065

Net Assets—100.0%			$46,863,688

*	Non-income producing security.
ADR	American Depositary Receipt

See notes to financial statements.

GLG International Small Cap Fund

Statement of Assets and Liabilities

May 31, 2012

ASSETS
Investments, at fair value (cost $48,068,534)	$44,894,623
Cash	1,760,111
Foreign currency, at fair value (cost $122,951)	124,113
Receivable for securities sold	1,576,292
Dividend receivable	181,523
Foreign tax reclaims receivable	54,432
Receivable for capital shares sold	6,139
Total Assets	48,597,233
LIABILITIES
Payable for investments purchased	1,388,402
Payable for capital shares repurchased	119,619
Advisory fees payable	55,443
Service fees payable	22,223
Trustee fees payable	11,202
Other accrued expenses	136,656
Total Liabilities	1,733,545
Net Assets	$46,863,688
COMPOSITION OF NET ASSETS
Paid-in capital	$72,083,818
Accumulated distributions in excess of net investment income	(538,905)
Accumulated net realized loss from investment securities and foreign currency related transactions	(21,506,376)
Net unrealized depreciation on investment securities and foreign currency related translations	(3,174,849)
Net Assets	$46,863,688

NET ASSET VALUE PER SHARE

($0.001 par value common stock, unlimited authorized shares)

Class	Net Assets	Shares Outstanding	Net Asset Value
I	$46,863,688	6,302,319	$7.44

See notes to financial statements.

GLG International Small Cap Fund

Statement of Operations

For the year ended May 31, 2012

INVESTMENT INCOME
Dividend income*	$1,464,170
EXPENSES
Advisory fees (See Note 3)	1,019,392
Professional fees	271,000
Service fees	133,397
Transfer agent fees	108,000
Trustee fees and expenses	105,250
Custody fees	101,152
Shareholder reporting fees	67,224
Administrative and accounting fees	52,124
Blue sky fees	51,929
Insurance fees	29,512
Interest fees	2,584
Miscellaneous fees	3,500
Total expenses	1,945,064
Net investment loss	(480,894)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY RELATED TRANSACTIONS

Net realized loss on:
Investment securities	$(18,434,837)
Foreign currency related transactions	(160,410)
Change in unrealized appreciation (depreciation) on:
Investment securities	(10,868,540)
Foreign currency related translations	13,220
Net realized and unrealized loss on investment securities and foreign currency related transactions	(29,450,567)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,931,461)

*	Net of foreign taxes withheld of: $146,354.

See notes to financial statements.

GLG International Small Cap Fund

Statements of Changes in Net Assets

	For the Year Ended May 31, 2012	For the Period December 7, 2010* to May 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(480,894)	$197,618
Net realized loss from investment securities and foreign currency transactions	(18,595,247)	(2,715,521)
Net unrealized appreciation (depreciation) from investment securities and foreign currency translations	(10,855,320)	7,680,471
Net increase (decrease) in net assets resulting from operations	(29,931,461)	5,162,568
DISTRIBUTION TO SHAREHOLDERS
Net investment income	(565,718)	—
CAPITAL SHARE TRANSACTIONS
Class I
Proceeds from shares sold	33,964,359	138,854,512
Cost of shares repurchased	(83,101,367)	(18,196,806)
Proceeds from distributions reinvested	565,412	—
Transaction fees	12,189	—
Net increase (decrease) from capital share transactions	(48,559,407)	120,657,706
Net increase (decrease) in net assets	(79,056,586)	125,820,274
NET ASSETS
Beginning of period	125,920,274	100,000
End of period	$46,863,688	$125,920,274
End of period net assets includes undistributed (distributions in excess of) net investment income (loss) as follows:	$(538,905)	$550,278
CHANGE IN SHARES OUTSTANDING
Class I
Shares outstanding, beginning of period	11,959,117	10,000
Shares sold	3,961,952	13,719,067
Shares repurchased	(9,695,054)	(1,769,950)
Shares issued for dividends reinvested	76,304	—
Shares outstanding, end of period	6,302,319	11,959,117

*	Commencement of Operations

See notes to financial statements.

GLG International Small Cap Fund

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	For the Year Ended May 31, 2012	For the Period December 7, 2010[1] to May 31, 2011
CLASS I
Net asset value, beginning of period	$10.53	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.05)	0.02
Net realized and unrealized gain (loss) on investments	(2.97)	0.51
Net increase (decrease) in net asset resulting from operations	(3.02)	0.53
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.07)	—
Net asset value, end of period	$7.44	$10.53
TOTAL RETURN
Total investment return[3]	(28.66)%	5.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$46,864	$125,920
Ratios to average net assets of:
Expenses	2.39%	1.94%[4]
Net investment income (loss)	(0.59)%	0.37%[4]
Portfolio turnover rate[5]	138%	89%

1	Commencement of offering of shares.

2	Based on average shares outstanding.

3	Total investment return is calculated by assuming a purchase of shares on the first day, reinvestment of all dividends and distributions at net asset value during the period and a sale of shares on the last day of the period reported. Total return calculated for a period less than one year is not annualized.

4	Annualized.

5	Portfolio turnover is not annualized.

See notes to financial statements.

GLG International Small Cap Fund

Notes to Financial Statements

May 31, 2012

1. ORGANIZATION

GLG International Small Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was organized under the laws of the State of Delaware on November 10, 2009 and it was established as a series of shares offered by GLG Investment Series Trust (the “Trust”). The Fund is currently the sole series of shares offered by the Trust. The Fund currently offers two classes of shares, Class C and Class I. As of the year ended May 31, 2012, there were no Class C shares outstanding. The Fund commenced operations on December 7, 2010.

The Fund’s investment objective is to achieve maximum capital appreciation. In pursuing its objective, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies located outside of the United States. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The Board of Trustees (the “Board” and each member a “Trustee”) has overall responsibility for monitoring the operations of the Trust and the Fund. A majority of the Board is comprised of independent Trustees. The Trustees are responsible for supervising the services provided by GLG Inc. (the “Adviser”). The Adviser is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies and is responsible for all the decisions with respect to purchases and sales of portfolio securities and maintaining the related records.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements and accompanying notes are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, income and expenses during the reporting period and the related disclosures of contingent assets and liabilities at the date of the financial statements. Accordingly, actual results could differ from such estimates and such differences could be material to the Fund’s financial statements and accompanying notes.

Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Dividends are recognized on the ex-dividend date, net of withholding taxes, and interest is accrued as earned or incurred. Realized gains and losses on investment securities transactions are recorded on a first-in, first-out basis. Expenses are accrued and recognized when incurred.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading each day the New York Stock Exchange (“NYSE”) is open for business. NAV per share is calculated by dividing the Fund’s net assets by the number of shares outstanding.

The Fund’s securities are valued at the closing price from the exchange where the securities are principally traded. Equity securities are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the securities are valued at the last sale price on NASDAQ prior to the calculation of the Fund’s NAV. If no sale is shown on NASDAQ, the securities are valued at the bid price or if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed stale and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined by the Adviser under the supervision of the Board.

GLG International Small Cap Fund

Notes to Financial Statements (continued)

May 31, 2012

Fair Value Measurement

The Fund adopted FASB ASC 820, Financial Accounting Standards Board Accounting Standards Codification, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The guidance provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based on unobservable inputs (Level 3 measurements). The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Factors considered in determining Level 2 and Level 3 fair value measurements may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

There were no transfers between Level 1, 2, or 3 securities during the year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes Levels used as of May 31, 2012 in valuing the Fund’s assets and liabilities carried at fair value:

Security Type	Level 1	Level 2	Level 3	Total
Common Stocks*	$44,535,348	$—	$—	$44,535,348
Investment Companies*	359,275	—	—	359,275
Total	$44,894,623	$—	$—	$44,894,623

*	Please refer to the Schedule of Investments for securities segregated by country.

Taxation

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, in order to qualify as a regulated investment company and to make the required distributions of income and capital gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date.

Net realized long-term and short-term capital gains will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

The Fund adopted ASC 740, Income Taxes. This accounting guidance defines how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements and requires entities to recognize a tax benefit from an uncertain tax position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority.

The Adviser has evaluated the tax positions taken or expected to be taken to determine whether the tax positions are “more-likely-than-not” to be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold that result in a tax benefit or expense to the Fund are recorded in the current period. The Fund is required to analyze all open tax years. Open tax years are

GLG International Small Cap Fund

Notes to Financial Statements (continued)

May 31, 2012

those years that are open for examination by the relevant income taxing authority. The tax periods from commencement of operations through May 31, 2012 remain subject to examination by the Internal Revenue Service and State taxing authorities. The Adviser has concluded that there is no tax liability resulting from uncertain income tax positions for which it is reasonably possible that the total amounts will significantly change in the next twelve months. No tax expense, including any interest and penalties, was recorded in the current period.

Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

These financial statements do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments within the Statement of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in the U.S. and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (IFRS). ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management of the Fund has evaluated the implications of ASU No. 2011-04 and its impact on the Fund’s financial statements has not yet been determined.

3. RELATED PARTY TRANSACTIONS

Management Fee

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Fund pays the Adviser an advisory fee at an annual rate of 1.25% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Fund recorded $1,019,392 in advisory fees for the year ended May 31, 2012, of which $55,443 is payable at May 31, 2012.

4. CAPITAL SHARE TRANSACTIONS

As of May 31, 2012, there were an unlimited number of common stock shares at $.001 par value authorized by the Fund. Investors may purchase or redeem Class C and Class I Shares of the Fund at their NAV, based on the next calculation of NAV after the order is placed. Neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. Redemption requests are processed at the next NAV calculated after the Fund, its transfer agent, or your

GLG International Small Cap Fund

Notes to Financial Statements (continued)

May 31, 2012

investment representative receives your sell order. If a redemption request is received on a business day prior to 4:00 PM (Eastern Time), proceeds will normally be wired to the shareholder within three business days, provided that the Fund’s Custodian is also open for business.

5. FEDERAL INCOME TAX

At May 31, 2012, the cost of investments on a tax basis including the adjustment for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$49,737,653	$2,371,279	$(7,214,309)	$(4,843,030)

The differences between book and tax basis cost of investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.

At May 31, 2012, the components of earnings/loss on a tax-basis were as follows:

Undistributed Net Investment Income	Late-Year Ordinary Losses	Accumulated Capital and Other Losses	Net Unrealized Depreciation	Total Earnings
$—	$(537,534)	$(19,837,257)	$(4,845,339)	$(25,220,130)

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals, and post-October losses.

Late-year ordinary losses incurred after December 31, 2011 and specified losses incurred after October 31, 2011 (“late-year ordinary losses”) within the taxable year can be deemed to arise on the first business day of the Fund’s next taxable year.

Capital losses incurred after October 31, 2011 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Fund’s next taxable year. At May 31, 2012, the Fund incurred and elected to defer to June 1, 2012 post-October losses of:

Short-Term	Long-Term	Total
$3,892,563	$877,969	$4,770,532

At May 31, 2012, the effect of permanent book/tax reclassifications resulted in increases(decreases) to the components of net assets as follows:

Undistributed Net Investment Income	Accumulated Capital and Other (Losses)	Paid-in Capital
$(42,571)	$156,477	$(113,906)

For financial reporting purposes, capital accounts of the Fund are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of foreign currency reclassifications.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactments. One of the more prominent changes addresses capital loss carryforwards. Under the Act, funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At May 31, 2012, for Federal income tax purposes, the Fund had a capital loss carryforward available to offset future capital gains as per the guidelines set forth in the Act:

Short–Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
$15,066,725	$—

The tax character of dividends paid during the fiscal years ended May 31, for the Fund was as follows:

2012		2011
Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
$565,679	$39	$ –	$ –

GLG International Small Cap Fund

Notes to Financial Statements (continued)

May 31, 2012

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the year ended May 31, 2012 were $111,860,300 and $162,110,794, respectively.

7. INVESTMENT RISKS

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. Please refer to the Fund’s prospectus for a further description of the Fund’s investment risks.

Foreign Securities Risk — Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk — This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments in securities denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Indemnification Risk — In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

8. ADMINISTRATION AND OTHER AGREEMENTS

Administrator and Custodian

The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian” or “Accounting Agent”) serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to a Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company. For its services, the Fund pays the Administrator an annual minimum fee of $125,000 plus any transaction related costs.

Transfer Agent

Alps Fund Services, Inc. (“Alps”) serves as the Fund’s transfer agent. Pursuant to the Transfer Agent Agreement, the Fund pays Alps an annual minimum fee of $50,000 plus any transaction related costs.

Distributor

Alps Distributors, Inc. serves as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement.

9. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date this report was issued. Management has determined that there are no material events that would require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GLG Investment Series Trust and Shareholders of GLG International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of GLG International Small Cap Fund (the sole series comprising GLG Investment Series Trust) (the “Fund”), including the schedule of investments, as of May 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year then ended and the period from December 7, 2010 (commencement of operations) through May 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012 by correspondence with the custodian and others. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GLG International Small Cap Fund at May 31, 2012, the results of its operations for the year then ended, changes in its net assets, and the financial highlights for the year then ended and the period from December 7, 2010 (commencement of operations) through May 31, 2011, in conformity with U.S. generally accepted accounting principles.

New York, New York

July 26, 2012

GLG International Small Cap Fund

Supplemental Information (unaudited)

Federal Tax Status of Dividends Declared During the Tax Year

Qualified Dividend Income — Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the period ended May 31, 2012, taxed at a maximum rate of 15% is 100%.

Dividend Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the period ended May 31, 2012 that qualifies for the dividends received deduction is 3.49%.

GLG International Small Cap Fund

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, age, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Name, Address[1] and Age	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee
Independent Trustees

Gregory E. Barton (Age 50)	Trustee	Since July 2010	Executive Vice President/General Counsel/Secretary, TheStreet, Inc. (2009-2012); General Counsel/Secretary, Martha Stewart Living Omnimedia, Inc. (2007-2008); Executive Vice President/General Counsel/Secretary, Ziff Davis Media Inc. (2002-2007)	2	Man Long Short Fund; Wisdom Tree Trust

Aniello A. Bianco (Age 71)	Trustee	Since July 2010	Vice President, Hildebrandt International (consultancy); Management Committee Advisor/Managing Director, Chadbourne & Parke LLP	2	Man Long Short Fund; GLG Investments PLC; Cytogel Pharma LLC; Bianco Consulting LLC

Marvin Damsma (Age 65)	Trustee	Since July 2011	Retired (2008); Director of Trust Investments for BP America Inc.	2	Man Long Short Fund; Man-Glenwood Lexington (investment companies) (three funds), from January 2008- March 2011

Dale M. Hanson (Age 68)	Trustee	Since July 2011	Retired (2005); Principal/partner of American Partners Consulting (marketing organization)	2	Man Long Short Fund; Man-Glenwood Lexington (investment companies) (three funds), from January 2008- March 2011

GLG INTERNATIONAL SMALL CAP FUND

Board of Trustees and Officers (unaudited) (continued)

Name, Address[1] and Age	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee

J. David Officer (Age 63)	Trustee	Since July 2010	Chief Executive Officer and Chairman, Laurel Capital Advisors (2005-2009). Director DBX ETF Trust 2011-Present. Old Westbury Funds, Inc. 2011-Present. Formerly, Consultant, Fidelity (2011); Consultant, Pershing LLC (2010); Vice President, The Dreyfus Family of Funds (2010); President, Dreyfus Funds, Inc. (2006-2009); Executive Vice President, The Bank of New York Mellon (2008-2009); Executive Vice President, BNY Mellon N.A. (2008-2009); Vice President, BNY Mellon Funds Trust (2007-2009); President and Chairman, Dreyfus Founders Funds, Inc. (2007-2009); Chairman and Chief Executive Officer, Founders Asset Management (2007-2009); Consultant, The Dreyfus Corporation (2006-2009); Chief Operating Officer, The Dreyfus Corporation (2006-2009); President, MBSC Securities Corporation (2007-2009); President, The Dreyfus Family of Funds (2007-2009); Vice President, Dreyfus Service Organization, Inc. (2004-2009); Vice Chairman, The Dreyfus Corporation (1998-2009); President, Dreyfus Service Corporation (2000-2007); President, MBSC, LLC (2002-2007); Executive Vice President, Mellon Bank, NA (1994-2008).	2	Man Long
Short Fund
Dreyfus
Transfer, Inc.
Dreyfus
Service
Organization,
Inc.
Seven Six
Seven Agency,
Inc.
Mellon
Residential
Funding Corp.
Mellon United
National Bank
Dreyfus Fund
International
Limited
DBX ETF
Fund, since
2011
Old Westbury
Funds, Inc.,
since 2011

Name, Address[1] and Age	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee
Interested Trustee[5]

John B. Rowsell (Age 54)	Trustee; Chairman of the Board; Chief Executive Officer of the Trust	Since May 2011	President of Man Investments USA Holdings Inc.	2	Man Long Short Fund; Man-Glenwood Lexington (investment companies) (three funds), from January 2008-March 2011

GLG INTERNATIONAL SMALL CAP FUND

Board of Trustees and Officers (unaudited) (continued)

Name, Address[1] and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers of the Trust

Jordan Allen (Age 49)	Principal Executive Officer	Since May 2011

Co-Chief Operating Officer of Man Investment USA since 2011. Chief Operating Officer of Ore Hill Partners LLC, a Man affiliate, and Head of Business Management and Chief Operating Officer for Man Investments’ Principal Strategy Group since 2010, President and Partner; HFR Asset Management, LLC 2003-2009.

Dahlila Crespo (Age 40)	Treasurer and Principal Financial Officer	Since February 2012	Senior Controller, Capstone Holdings Group; Vice President, Goldman Sachs

Orly Lax (Age 36)	Secretary and Chief Legal Officer	Since May 2011	Head of U.S. and Product Legal teams, Man Investments USA Holdings Inc., since 2007

Sean Casey (Age 43)	Chief Compliance Officer	Since January 2012	Compliance Officer, Man Investments-U.S. business; Senior Deputy Compliance officer, Vice President, Brown Brothers Harriman, (2008-2011), Compliance Officer, Brown Brothers Harriman, (2006-2011)
1	The address of each Trustee and executive officer of the Trust is c/o GLG Inc., 452 Fifth Avenue, 26th Floor, New York, NY 10018.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupation(s) of the Trustees may cover more than the past five years.
4	The Fund Complex includes another registered investment company advised by the Adviser’s parent.
5	Mr. Rowsell is an “interested person” (as defined by the 1940 Act) of the Trust (“Interested Trustee”) because of his employment and officer position with the Adviser’s parent company, Man Investments USA Holdings Inc.

GLG International Small Cap Fund

Board Approval of Investment Advisory Agreement (unaudited)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At an in-person meeting of the Board of Trustees (the “Board”) of the GLG Investment Series Trust (the “Trust”), the sole series of which is GLG International Small Cap Fund (the “Fund”) held on May 10, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of the existing investment advisory agreement (“Advisory Agreement”) for the Fund for an additional one-year period. In voting its approval, the Board reviewed and considered various materials provided in advance from counsel and from the Fund’s investment adviser GLG Inc. (the “Adviser”), as described below.

Information About Fees, Performance and Expenses

•	Information comparing the advisory fees paid by the Fund to those of comparable funds;

•	Information comparing the investment performance of the Fund to the investment performance of comparable funds;

•

Comparative information concerning the fees charged and the services provided by the Adviser in managing other funds using investment strategies and techniques similar to those used in managing the Fund;

•	Profitability analyses for the Adviser with respect to the Fund;

Information About Portfolio Management

•

Information related to the investment management services provided to the Fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Descriptions of the qualifications, education and experience of the investment professional whose responsibilities include portfolio management and investment research for the funds, and information relating to compensation and responsibilities with respect to managing other funds and investment accounts;

Information About the Adviser

•	Information related to the financial results and condition of the Adviser;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Information related to the Fund’s and Adviser’s compliance programs and compliance efforts on behalf of the Fund;

Other Relevant Information

•	Information concerning the nature, cost and character of other non-investment management services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with Fund service providers; and

•	The terms of the advisory agreement.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective including, where relevant, as well as due diligence practices and risk management techniques.

The Board was assisted throughout the review process by legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.

Results of the Process. Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including a majority of the Independent Trustees, concluded that the continuance of the Fund’s Advisory Agreement with the Adviser, including the fee structures, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

GLG International Small Cap Fund

Board Approval of Investment Advisory Agreement (unaudited) (continued)

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals who provide portfolio management, investment research, and similar services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, and the time and attention devoted to the Fund by senior management. The Board also considered the Adviser’s experience in managing foreign equity portfolios. The Board received information regarding the internal organization of the Adviser and its affiliates globally, the Adviser’s role, and the continued commitment of resources to the Adviser.

The Board also considered the compliance programs of the Adviser and relevant affiliates and noted that the Fund’s Chief Compliance Officer had not identified any material compliance failures related to the Fund. After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the Advisory Agreement.

Fund Performance

The Board compared the Fund’s investment performance to other relevant funds and appropriate benchmark indices. The Board concluded that performance was within range of expected performance.

Management Fees and Expenses

The Board reviewed the Fund’s contractual investment advisory fee rates (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio, as compared to similar funds. The Board noted that the management fees charged under the Advisory Agreement are within the range of management fees charged to other similar funds. The Board further noted that the Fund has an expense cap in place for Class C shares and that the Adviser will waive fees and/or paid expenses of Class C shares of the Fund when the Class C shares are issued. The Board also considered the fees charged by the Adviser or its affiliates to private funds advised by the Adviser. However, the Board concluded that such information was not comparable to the management fees charged to the Fund, because of the different type and level of services provided to the Fund as compared to those provided to private funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser, in providing investment advisory services to the Fund. The Board noted that the Adviser realized a modest profit on its services to the Fund. The Board also considered other direct or indirect benefits received by the Adviser, in connection with their relationship with the Fund and concluded that there were no material “fall-out” benefits that flowed to the Adviser as a result of it managing the Fund. The Board also concluded that although the Fund is only modestly profitable to the Adviser, the Adviser has agreed to continue the expense cap in place for Class C shares and has committed to its continued support and commitment to the Fund and that these factors, among others, support continuation of the Advisory Agreement. Therefore, the Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed information regarding the increases and decreases in the assets of the Fund over the review period, and considered the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board concluded that based on the Fund’s relative asset level, economies of scale were not present at this time.

GLG INTERNATIONAL SMALL CAP FUND

General Information (unaudited)

Investment Adviser

GLG Inc.

452 Fifth Avenue, 26th Floor

New York, NY 10018

Distributor and Transfer Agent

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator and Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 877-593-0323.

Information regarding how the Fund voted proxies for portfolio securities will be available without charge and upon request by calling 877-593-0323, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

General Enquiries:

+1 877-593-0323

GLG Inc.

c/o GLG International Small Cap Fund

452 Fifth Avenue, 26th Floor

New York, NY 10018

USA

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Effective as of February 1, 2012, there were changes in the Trust’s officers as reflected on Exhibit A. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that J. David Officer and Gregory Barton are each qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,000 for 2011 and $25,500 for 2012.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2011 and $0 for 2012.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,000 for 2011 and $7,000 for 2012.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $4,000 for 2011 and $3,500 for 2012. Fees for 2012 relate to the review of the Fund’s annual update of its Registration statement and providing consent on Form N-1A, issuing a report on the internal control of the Fund as required by the instructions to Form N-SAR, and attending audit committee meetings, as considered necessary.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Audit Committee Charter, the Audit Committee shall:

a. As a condition of retaining Auditor or continuing the engagement, the Committee shall require the Auditor to rotate the lead or coordinating audit partner for the Fund as required by applicable law.

b. As a condition of retaining Auditor or continuing the engagement, the Committee shall ascertain that the Fund’s chief executive officer, chief accounting officer or any person serving in equivalent positions was not employed by the Auditor and did not participate in any capacity on behalf of the Auditor in the audit of the Fund during the one-year preceding the date of initiation of the audit for which the Auditor is engaged.

c. The Committee shall have the power to pre-approve the performance by the Auditor of audit-related services, including internal control-related services, where such services are reasonably related to the performance of the audit or review of the Fund’s financial statements and/or the Fund’s internal control over financial reporting that are traditionally performed by the independent auditor.

d. The Committee shall have the power to pre-approve the performance by the Auditor of any non-audit service, including tax services, for the Fund, if such service is not a prohibited service under Section 201 of the Sarbanes-Oxley Act of 2002, and such pre-approval shall be required before any such service may be performed for the Fund. The Committee shall timely advise the principal executive officer and principal financial officer of the Fund (or whoever is responsible for preparing and filing the Fund’s reports under the Securities Exchange Act of 1934, as amended (the “1934 Act”), as required by the 1940 Act) of the approval of such audit non-service and shall direct that such service be disclosed in such reports.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not Applicable

(c)	100%

(d)	100%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2011 and $0 for 2012.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                               GLG Investment Series Trust

By (Signature and Title)*	/s/ Jordan Allen
Jordan Allen
Principal Executive Officer

Date August 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jordan Allen
Jordan Allen
Principal Executive Officer

Date August 6, 2012

By (Signature and Title)*	/s/ Dahlila Crespo
Dahlila Crespo
Principal Financial Officer

Date August 6, 2012

*	Print the name and title of each signing officer under his or her signature.